Document and Entity Information	Jul. 22, 2022
Document And Entity Information [Line Items]
Entity Incorporation State Country Code	CT
Amendment Flag	false
Entity Central Index Key	0000093556
Document Type	8-K
Document Period End Date	Jul. 22, 2022
Entity Registrant Name	Stanley Black & Decker, Inc.
Entity File Number	1-5224
Entity Tax Identification Number	06-0548860
Entity Address, Address Line One	1000 STANLEY DRIVE
Entity Address, City or Town	NEW BRITAIN
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06053
City Area Code	(860)
Local Phone Number	225-5111
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock SWK [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock - $2.50 Par Value per Share
Trading Symbol	SWK
Security Exchange Name	NYSE
Capital Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Corporate Units
Trading Symbol	SWT
Security Exchange Name	NYSE